Fair Value Measurements - Change in the fair value of the warrant liabilities (Details) - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022
Fair Value liabilities measured on recurring basis unobservable input reconciliation calculation
Fair value as of beginning	$ 540,000	$ 1,620,000	$ 540,000	$ 1,420,000	$ 5,540,000	$ 8,992,000	$ 8,992,000
Change in fair value		$ (1,080,000)	$ 1,080,000	$ (620,000)	$ (4,120,000)	$ (3,452,000)	$ (8,452,000)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Fair value as of ending	$ 540,000	$ 540,000	$ 1,620,000	$ 800,000	$ 1,420,000	$ 5,540,000	$ 540,000
Level 1 | Public Warrants
Fair Value liabilities measured on recurring basis unobservable input reconciliation calculation
Fair value as of beginning	300,000	900,000	300,000	700,000	2,900,000	4,800,000	4,800,000
Change in fair value		(600,000)	600,000	(300,000)	(2,200,000)	(1,900,000)	(4,500,000)
Fair value as of ending	300,000	300,000	900,000	400,000	700,000	2,900,000	300,000
Level 3 | Private Warrants
Fair Value liabilities measured on recurring basis unobservable input reconciliation calculation
Fair value as of beginning	240,000	720,000	240,000	720,000	2,640,000	4,192,000	4,192,000
Change in fair value		(480,000)	480,000	(320,000)	(1,920,000)	(1,552,000)	(3,952,000)
Fair value as of ending	$ 240,000	$ 240,000	$ 720,000	$ 400,000	$ 720,000	$ 2,640,000	$ 240,000